FINANCE COSTS	12 Months Ended
Dec. 31, 2020
Finance Costs [Abstract]
Disclosure of finance cost [text block]

For the years ended December 31,	2020	2019
Unwinding of discounts on provisions	$9.0	$11.1
Interest expense on long-term debt	51.9	71.8
Financing costs paid on early note redemption (Note 28)	—	35.0
Interest expense on lease liabilities (Note 34)	3.5	4.4
Amortization of deferred financing, bank, financing fees and other finance costs (i)	12.6	21.9
Finance costs	$77.0	$144.2
(i)Included in other finance costs for the years ended December 31, 2020 and 2019 is $4.5 million and $9.4 million, respectively, of non-cash interest expense related to the financing component of deferred revenue contracts.